Annual Total Returns- JPMorgan Mid Cap Growth Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Mid Cap Growth Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.24%)	15.44%	41.68%	10.48%	2.32%	(0.26%)	28.80%	(5.70%)	38.89%	47.42%